UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9375

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Global Financial Services Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 10/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
March 31, 2003

Merrill Lynch
Global Financial
Services Fund, Inc.

www.mlim.ml.com

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Worldwide
Investments as of
March 31, 2003

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets

Citigroup Inc. .................................................         10.6%
Capital One Financial Corporation ..............................          6.5
American Home Mortgage Holdings, Inc. ..........................          5.3
ACE Limited ....................................................          5.2
RenaissanceRe Holdings Ltd. ....................................          5.0
Freddie Mac ....................................................          5.0
MGIC Investment Corporation ....................................          5.0
Fannie Mae .....................................................          4.9
Lloyds TSB Group PLC ...........................................          4.8
Marschollek, Lautenschlaeger und Partner AG ....................          4.8

                                                                      Percent of
Industries Represented in the Portfolio*                              Net Assets

Diversified Financial Services .................................         31.7%
Property & Casualty Insurance ..................................         20.0
Consumer Finance ...............................................         17.2
Banks ..........................................................         14.6
Reinsurance ....................................................          9.0
Life & Health Insurance ........................................          6.2
Real Estate Management & Development ...........................          0.4
Application Software ...........................................          0.3
Diversified Commercial Services ................................          0.2
Data Processing Services .......................................          0.2
Multi-Line Insurance ...........................................          0.0+

                                                                      Percent of
Geographic Allocation                                                 Net Assets

United States ..................................................         59.3%
Bermuda ........................................................         12.6
United Kingdom .................................................         10.6
Germany ........................................................          8.0
France .........................................................          4.3
Denmark ........................................................          2.5
Ireland ........................................................          2.2
Switzerland ....................................................          0.2
Canada .........................................................          0.1

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Less than 0.1%.

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

DEAR SHAREHOLDER

Effective April 14, 2003 the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated as Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There were no changes to the Class B or Class C share class labels. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way. Although the redesignation took effect just after the close of the Fund's period, we have provided Fund performance as of March 31, 2003 to reflect the new share class redesignation.

Portfolio Matters

For the six months ended March 31, 2003, Merrill Lynch Global Financial Services Fund, Inc.'s Class A, Class B, Class C and Class I Shares had total returns of -2.57%, -3.02%, -3.02% and -2.54%, respectively, compared to returns of +2.20% and +0.50% for the unmanaged Morgan Stanley Capital International (MSCI) World Index and MSCI World Financials Index, respectively. Recently, we changed the Fund's benchmarks from the Standard & Poor's (S&P) 500 Index and the S&P Financials Index to the MSCI World Index and the MSCI World Financials Index. We believe that the new benchmarks provide for a better comparison relative to the Fund's global investments. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

In the first four months of the six-month period ended March 31, 2003, the Fund's returns matched or exceeded the MSCI World Financials Index. Nearly all of the relative underperformance occurred during February and March 2003, leading to a low point on March 12, 2003 and followed by a recovery that ensued beyond March 31, 2003.

Focusing only on the performance numbers, we would say that starting in mid-January 2003, the Global Financial Services Portfolio had a high beta or high covariance with the market. This would mean that the Fund would do worse than the market when the market declines and better when the market rises. To the extent that this relation continues to hold in the weeks or months ahead, as it may, the implication is that the Fund is likely to perform well in relative terms if stock markets rise, and poorly if they decline. However, in the long run, any negative short-term effect of market declines should dissipate, since we believe all of the companies in the Portfolio have good businesses and that their stocks are undervalued both as businesses and by comparison to the market.

The high covariance of the Portfolio with the stock market is the result of its sizable holdings in European insurers and in North American companies that are the subject of some controversy among investors. These companies include Bermuda-based property and casualty insurers, U.S. mortgage insurers and specialty finance companies (credit cards and the government-sponsored entities such as Fannie Mae and Freddie Mac).

The extent to which the Portfolio is concentrated in these groups is apparent from their weights at March 31, 2003. European insurers constituted 21.5% of net assets of the Portfolio, including Lloyds TSB Group PLC, whose stock as a bank-insurer tended to move along with insurance stocks. In addition, specialty finance companies constituted 21.8% of the Portfolio, Bermuda-based property & casualty insurers at 12.6%, and mortgage insurers at 9.2%. These groups totaled 74.2% of net assets of the Portfolio. This percentage is about as high a proportion as it should constitute, considering the vast number of omitted retail and universal banks, many of them of giant size, such as Bank of America, NA, HSBC Holdings PLC, Wells Fargo & Company, and UBS Financial Service Group. In addition to this high concentration in what were "high beta" stocks, the Portfolio also held a 10.6% position in Citigroup Inc. and 5.8% in stocks of asset managers, whose performance also naturally tends to amplify market movements, both up and down. The Portfolio's defensive stocks, such as retail banks, amounted to less than 10% of net assets.

This breakdown illustrates that the major influence on Fund performance during the last two months of the six-month period ended March 31, 2003 was the relative performance of industries within the financial sector, rather than events affecting individual stocks in contrast to the situation during the first four months, from September 2002 to January 2003. During that period, good stock selection offset, on balance, the detrimental effect of having an underweight position in U.S. retail bank stocks, which generally were seen as a safe haven and outperformed the market.

We believe the Portfolio's concentration in non-defensive stocks is justified because in the long run, well-managed profitable companies selling at low prices represent the most defensive investment possible, even if they appear risky in the short run because of temporary disaffection on the part of investors. Most companies in the Portfolio have exceedingly successful businesses, with a few minor exceptions of turn-around situations, essentially Scor, the French reinsurer, and AmeriCredit Corp., the Texas-based auto finance lender.

The European insurers held in the Portfolio at March 31, 2003 were either life insurers with strong distribution or product offerings (the insurance part of Lloyds TSB, Legal & General Group PLC and St. James Place Capital LLC in the United Kingdom, and Marschollek, Lautenschlaeger und Partner AG in Germany) or world-leading reinsurers (essentially Hannover Rueckversicherungs AG, and a very small position in Swiss Re). The Portfolio did not hold any of the large European insurers that had major business and investment problems, with the exception of Scor, which was bought after most problems surfaced. As European insurers hold part of their assets in equities, the extreme decline in European stock markets caused their stocks to collapse. The stock of a typical large German, French, or even British insurer might have declined somewhere between 75% - 85% from highs in 2000. The stocks of excellent businesses, such as Hannover Rueckversicherungs AG that has practically no equity exposure, or Lloyds TSB that has little, were nonetheless devastated by the general decline in European insurance stocks, and are presently recovering.

During the six-month period ended March 31, 2003, the decline of stocks in the Portfolio from industries other than European insurers, while similar on the surface, is the result of different underlying forces. In the case of European insurers, at least as a group, there was some reason for the stocks to decline with the stock market as their equity holdings lost value. In the case of specialty finance companies, mortgage insurers and Bermuda insurers, the decline in stock values seemed to be wholly the result of negative sentiment, or market-timing behavior, rather than the reflection of any real dependence, however remote, on the stock market or the economy. The negative sentiment may be summarized as an attitude that should there be the slightest ambiguity regarding the business, then the company's management is guilty of dissembling at best or defrauding at worst, until proven otherwise. This attitude may be attributed in part to despondency among investors following shocking disclosures at WorldCom Inc., Enron Corporation and others, but may also be the result of less innocent criticisms and innuendoes by short-sellers of the stocks.

For example, the Portfolio had large holdings in Capital One Financial Corporation, the credit card lender, Freddie Mac, the entity sponsored by the U.S. government to create and invest in mortgage securities, ACE Limited, the Bermuda-based global insurer and MGIC Investment Corporation, the leading mortgage guarantor in the United States. All these stocks suffered from sharp negative publicity regarding events that were not particularly new or worrisome. While there was no substance to the speculations, the stocks suffered nonetheless, for what is hoped will turn out to be temporary reverses. Despite the recent underperformance of their stocks, all these companies remain leaders in their businesses. Year after year they continue to deliver superb results, such as high profitability (often as high as 30% return on equity) and good-to-excellent growth (as high as 25% - 30%). Additionally, their stocks continue to sell at sizable discounts to the overall market. It is this mix of good business and low stock prices that led us to invest in them in the first place and which continue to make us hopeful that the current recovery in the Portfolio can provide staying power.


                                     2 & 3

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

In Conclusion

We thank you for your continued support of Merrill Lynch Global Financial Services Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Walid Kassem

Walid Kassem
Vice President and Portfolio Manager

April 30, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance
Results

                                                                    6-Month         12-Month        Since Inception
As of March 31, 2003                                             Total Return     Total Return       Total Return
===================================================================================================================
ML Global Financial Services Fund, Inc. Class A Shares*             - 2.57%         - 22.98%            -  2.88%
-------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares*             - 3.02          - 23.59             -  5.43
-------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares*             - 3.02          - 23.59             -  5.44
-------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class I Shares*             - 2.54          - 22.80             -  2.13
-------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class R Shares*                 --               --             - 12.89
-------------------------------------------------------------------------------------------------------------------
MSCI World Index**                                                  + 2.20          - 24.34         - 40.63/- 2.07
-------------------------------------------------------------------------------------------------------------------
MSCI World Financial Index***                                       + 0.50          - 23.11         - 27.13/- 3.92
===================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 11/26/99 for Class A, Class B, Class C and Class I Shares and from 1/03/03 for Class R Shares.
** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States. Since inception total returns are from 11/30/99 and 1/31/03, respectively.
*** This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate including REITS. Since inception total return is from 11/30/99 and 1/31/03, respectively.

Average Annual
Total Return

                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/03                              - 22.98%        - 27.03%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/03                                     -  0.87         -  2.46
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                      % Return        % Return
                                                    Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/03                                - 23.59%        - 26.56%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/03                                       -  1.65         -  2.48
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                     % Return         % Return
                                                    Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/03                                - 23.59%        - 24.33%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/03                                       -  1.66         -  1.66
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 3/31/03                              - 22.80%        - 26.86%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/03                                     -  0.64         -  2.23
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Aggregate
Total Return

                                                                % Return Without
                                                                    Sales Charge
================================================================================
Class R Shares
================================================================================
Inception (1/03/03)
through 3/31/03                                                         - 12.89%
--------------------------------------------------------------------------------


                                     4 & 5

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.  As of March 31, 2003
==============================================================================================================================
Assets:              Investment in Global Financial Services Portfolio, at value
                     (identified cost--$55,024,208) ..............................................                $ 51,018,032
                     Prepaid expenses ............................................................                      56,191
                                                                                                                  ------------
                     Total assets ................................................................                  51,074,223
                                                                                                                  ------------
==============================================================================================================================
Liabilities:         Payables:
                       Distributor ...............................................................   $   33,865
                       Administrative fees .......................................................       15,306         49,171
                                                                                                     ----------
                     Accrued expenses ............................................................                      57,948
                                                                                                                  ------------
                     Total liabilities ...........................................................                     107,119
                                                                                                                  ------------
==============================================================================================================================
Net Assets:          Net assets ..................................................................                $ 50,967,104
                                                                                                                  ============
==============================================================================================================================
Net Assets           Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                $     63,973
Consist of:          Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                     337,124
                     Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                      94,839
                     Class I Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                      80,459
                     Class R Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                           1
                     Paid-in capital in excess of par ............................................                  58,515,410
                     Accumulated investment loss--net ............................................   $ (119,841)
                     Accumulated realized capital loss on investments and foreign currency
                     transactions from the Portfolio--net ........................................   (3,998,685)
                     Unrealized depreciation on investments and foreign currency
                     transactions from the Portfolio--net ........................................   (4,006,176)
                                                                                                     ----------
                     Total accumulated losses--net ...............................................                  (8,124,702)
                                                                                                                  ------------
                     Net assets ..................................................................                $ 50,967,104
                                                                                                                  ============
==============================================================================================================================
Net Asset            Class A--Based on net assets of $5,704,781 and 639,728 shares outstanding ...                $       8.92
Value:                                                                                                            ============
                     Class B--Based on net assets of $29,711,898 and 3,371,236 shares outstanding                 $       8.81
                                                                                                                  ============
                     Class C--Based on net assets of $8,356,203 and 948,386 shares outstanding ...                $       8.81
                                                                                                                  ============
                     Class I--Based on net assets of $7,194,135 and 804,587 shares outstanding ...                $       8.94
                                                                                                                  ============
                     Class R--Based on net assets of $87.08 and 9.843 shares outstanding .........                $       8.85
                                                                                                                  ============
==============================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.      For the Six Months Ended March 31, 2003
===========================================================================================================================
Investment               Investment income allocated from the Portfolio:
Income from the            Dividends (net of $30,984 foreign withholding tax) ............                    $     599,096
Portfolio--Net:            Interest ......................................................                            1,063
                           Securities lending--net .......................................                           22,561
                           Expenses ......................................................                         (237,420)
                                                                                                              -------------
                         Net investment income from the Portfolio ........................                          385,300
                                                                                                              -------------
===========================================================================================================================
Expenses:                Account maintenance and distribution fees--Class B ..............    $     176,137
                         Administration fees .............................................          104,484
                         Account maintenance and distribution fees--Class C ..............           49,028
                         Transfer agent fees--Class B ....................................           42,720
                         Printing and shareholder reports ................................           30,217
                         Registration fees ...............................................           21,415
                         Professional fees ...............................................           20,852
                         Transfer agent fees--Class C ....................................           12,684
                         Transfer agent fees--Class I ....................................            9,045
                         Account maintenance fees--Class A ...............................            7,684
                         Transfer agent fees--Class A ....................................            6,516
                         Other ...........................................................           18,838
                                                                                              -------------
                         Total expenses ..................................................                          499,620
                                                                                                              -------------
                         Investment loss--net ............................................                         (114,320)
                                                                                                              -------------
===========================================================================================================================
Realized &               Realized loss from the Portfolio on:
Unrealized Gain            Investments--net ..............................................       (2,754,070)
(Loss) from the            Foreign currency transitions--net .............................          (35,004)     (2,789,074)
Portfolio--Net:                                                                               -------------
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions from the Portfolio--net ...........                        1,595,056
                                                                                                              -------------
                         Total realized and unrealized loss on investments and foreign
                         currency transactions from the Portfolio--net ...................                       (1,194,018)
                                                                                                              -------------
                         Net Decrease in Net Assets Resulting from Operations ............                    $  (1,308,338)
                                                                                                              =============
===========================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                        For the Six       For the
GLOBAL FINANCIAL                                                                                    Months Ended      Year Ended
SERVICES FUND, INC.      Increase (Decrease) in Net Assets:                                        March 31, 2003   Sept. 30, 2002
==================================================================================================================================
Operations:              Investment loss--net ..................................................    $   (114,320)    $   (340,868)
                         Realized gain (loss) on investments and foreign currency
                         transactions from the Portfolio--net ..................................      (2,789,074)       4,257,373
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions from the Portfolio--net .................       1,595,056       (9,837,546)
                                                                                                    ------------     ------------
                         Net decrease in net assets resulting from operations ..................      (1,308,338)      (5,921,041)
                                                                                                    ------------     ------------
==================================================================================================================================
Distributions to         Realized gain on investments from the Portfolio--net:
Shareholders:              Class A .............................................................        (178,451)        (467,959)
                           Class B .............................................................      (1,105,313)      (1,546,629)
                           Class C .............................................................        (313,427)        (377,519)
                           Class I .............................................................        (268,927)        (265,400)
                                                                                                    ------------     ------------
                         Net decrease in net assets resulting from distributions to shareholders      (1,866,118)      (2,657,507)
                                                                                                    ------------     ------------
==================================================================================================================================
Capital Share            Net decrease in net assets derived from capital share transactions ....      (6,161,396)     (26,624,335)
Transactions:                                                                                       ------------     ------------
==================================================================================================================================
Net Assets:              Total decrease in net assets ..........................................      (9,335,852)     (35,202,883)
                         Beginning of period ...................................................      60,302,956       95,505,839
                                                                                                    ------------     ------------
                         End of period* ........................................................    $ 50,967,104     $ 60,302,956
                                                                                                    ============     ============
==================================================================================================================================
                       * Accumulated investment loss--net ......................................    $   (119,841)    $     (5,521)
                                                                                                    ============     ============
==================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                   Class A@@@
                                                                              ------------------------------------------------------

                      The following per share data and ratios have been                                                  For the
                      derived from information provided in the financial      For the Six      For the Year Ended        Period
MERRILL LYNCH         statements.                                             Months Ended        September 30,       Nov. 26, 1999+
GLOBAL FINANCIAL                                                               March 31,    -----------------------    to Sept. 30,
SERVICES FUND, INC.   Increase (Decrease) in Net Asset Value:                     2003         2002          2001         2000
====================================================================================================================================
Per Share             Net asset value, beginning of period .................   $    9.43    $   10.87     $   12.26     $   10.00
Operating                                                                      ---------    ---------     ---------     ---------
Performance:          Investment income--net ...............................         .01@@        .02@@         .05@@         .02
                      Realized and unrealized gain (loss) on investments and
                      foreign currency transactions from the Portfolio--net         (.21)       (1.07)        (1.20)         2.24
                                                                               ---------    ---------     ---------     ---------
                      Total from investment operations .....................        (.20)       (1.05)        (1.15)         2.26
                                                                               ---------    ---------     ---------     ---------
                      Less distributions from realized gain on
                      investments--net .....................................        (.31)        (.39)         (.24)           --
                                                                               ---------    ---------     ---------     ---------
                      Net asset value, end of period .......................   $    8.92    $    9.43     $   10.87     $   12.26
                                                                               =========    =========     =========     =========
====================================================================================================================================
Total Investment      Based on net asset value per share ...................       (2.57%)@    (10.15%)       (9.51%)       22.66%@
Return:**                                                                      =========    =========     =========     =========
====================================================================================================================================
Ratios to Average     Expenses++ ...........................................        1.91%*       1.76%         1.50%         1.88%*
Net Assets:                                                                    =========    =========     =========     =========
                      Investment income--net ...............................         .24%*        .17%          .46%          .22%*
                                                                               =========    =========     =========     =========
====================================================================================================================================
Supplemental          Net assets, end of period (in thousands) .............   $   5,705    $   5,520     $   8,032     $  11,241
Data:                                                                          =========    =========     =========     =========
====================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.
@@@   Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


                                      8 & 9

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003


                                                                                                      Class B
                                                                                ---------------------------------------------------
                                                                                                                         For the
                     The following per share data and ratios have been derived   For the Six    For the Year Ended       Period
MERRILL LYNCH        from information provided in the financial statements.     Months Ended       September 30,     Nov. 26, 1999+
GLOBAL FINANCIAL                                                                  March 31,   ----------------------  to Sept. 30,
SERVICES FUND, INC.  Increase (Decrease) in Net Asset Value:                         2003         2002        2001        2000
===================================================================================================================================
Per Share            Net asset value, beginning of period ....................   $    9.36    $   10.78    $   12.18    $   10.00
Operating                                                                        ---------    ---------    ---------    ---------
Performance:         Investment loss--net ....................................        (.03)@@      (.07)@@      (.03)@@      (.04)
                     Realized and unrealized gain (loss) on investments and
                     foreign currency transactions from the Portfolio--net ...        (.21)       (1.06)       (1.20)        2.22
                                                                                 ---------    ---------    ---------    ---------
                     Total from investment operations ........................        (.24)       (1.13)       (1.23)        2.18
                                                                                 ---------    ---------    ---------    ---------
                     Less distributions from realized gain on investments--net        (.31)        (.29)        (.17)          --
                                                                                 ---------    ---------    ---------    ---------
                     Net asset value, end of period ..........................   $    8.81    $    9.36    $   10.78    $   12.18
                                                                                 =========    =========    =========    =========
===================================================================================================================================
Total Investment     Based on net asset value per share ......................       (3.02%)@    (10.83%)     (10.21%)      21.80%@
Return:**                                                                        =========    =========    =========    =========
===================================================================================================================================
Ratios to Average    Expenses++ ..............................................        2.69%*       2.53%        2.28%        2.63%*
Net Assets:                                                                      =========    =========    =========    =========
                     Investment loss--net ....................................        (.62%)*      (.60%)       (.30%)       (.56%)*
                                                                                 =========    =========    =========    =========
===================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ................   $  29,712    $  36,476    $  59,928    $  63,083
Data:                                                                            =========    =========    =========    =========
===================================================================================================================================

                                                                                                     Class C
                                                                              -----------------------------------------------------
                                                                                                                          For the
                   The following per share data and ratios have been derived  For the Six       For the Year Ended        Period
                   from information provided in the financial statements.     Months Ended         September 30,      Nov. 26, 1999+
                                                                                March 31,    ----------------------    to Sept. 30,
                   Increase (Decrease) in Net Asset Value:                        2003          2002         2001          2000
===================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $    9.36     $   10.78    $   12.18     $   10.00
Operating                                                                      ---------     ---------    ---------     ---------
Performance:       Investment loss--net ....................................        (.03)@@       (.07)@@      (.04)@@       (.04)
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Portfolio--net ...        (.21)        (1.06)       (1.19)         2.22
                                                                               ---------     ---------    ---------     ---------
                   Total from investment operations ........................        (.24)        (1.13)       (1.23)         2.18
                                                                               ---------     ---------    ---------     ---------
                   Less distributions from realized gain on investments--net        (.31)         (.29)        (.17)           --
                                                                               ---------     ---------    ---------     ---------
                   Net asset value, end of period ..........................   $    8.81     $    9.36    $   10.78     $   12.18
                                                                               =========     =========    =========     =========
===================================================================================================================================
Total Investment   Based on net asset value per share ......................       (3.02%)@     (10.84%)     (10.21%)       21.80%@
Return:**                                                                      =========     =========    =========     =========
===================================================================================================================================
Ratios to Average  Expenses++ ..............................................        2.71%*        2.55%        2.29%         2.63%*
Net Assets:                                                                    =========     =========    =========     =========
                   Investment loss--net ....................................        (.61%)*       (.61%)       (.31%)        (.57%)*
                                                                               =========     =========    =========     =========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $   8,356     $   9,666    $  14,805     $  14,788
Data:                                                                          =========     =========    =========     =========
===================================================================================================================================

                                                                                                   Class I@@@
                                                                              ------------------------------------------------------
                                                                                                                         For the
                   The following per share data and ratios have been derived  For the Six       For the Year Ended       Period
                   from information provided in the financial statements.     Months Ended         September 30,      Nov. 26, 1999+
                                                                                March 31,    ----------------------    to Sept. 30,
                   Increase (Decrease) in Net Asset Value:                        2003          2002         2001          2000
====================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $    9.45     $   10.89    $   12.29     $   10.00
Operating                                                                      ---------     ---------    ---------     ---------
Performance:       Investment income--net ..................................         .02@@         .05@@        .08@@         .03
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Portfolio--net ...        (.22)        (1.07)       (1.21)         2.26
                                                                               ---------     ---------    ---------     ---------
                   Total from investment operations ........................        (.20)        (1.02)       (1.13)         2.29
                                                                               ---------     ---------    ---------     ---------
                   Less distributions from realized gain on investments--net        (.31)         (.42)        (.27)           --
                                                                               ---------     ---------    ---------     ---------
                   Net asset value, end of period ..........................   $    8.94     $    9.45    $   10.89     $   12.29
                                                                               =========     =========    =========     =========
====================================================================================================================================
Total Investment   Based on net asset value per share ......................       (2.54%)@      (9.85%)      (9.36%)       22.90%@
Return:**                                                                      =========     =========    =========     =========
====================================================================================================================================
Ratios to Average  Expenses++ ..............................................        1.66%*        1.51%        1.27%         1.62%*
Net Assets:                                                                    =========     =========    =========     =========
                   Investment income--net ..................................         .41%*         .43%         .71%          .44%*
                                                                               =========     =========    =========     =========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $   7,194     $   8,641    $  12,741     $   8,371
Data:                                                                          =========     =========    =========     =========
====================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.
@@@   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


                                     10 & 11

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                                          Class R
                                                                                                                      --------------
                                                                                                                          For the
                         The following per share data and ratios have been derived                                        Period
MERRILL LYNCH            from information provided in the financial statements.                                       Jan. 3, 2003++
GLOBAL FINANCIAL                                                                                                       to March 31,
SERVICES FUND, INC.      Increase (Decrease) in Net Asset Value:                                                           2003
====================================================================================================================================
Per Share                Net asset value, beginning of period ......................................................     $  9.84
Operating                                                                                                                -------
Performance:             Investment income--net+ ...................................................................         .04
                         Realized and unrealized loss on investments and foreign currency transactions--net ........       (1.03)
                                                                                                                         -------
                         Total from investment operations ..........................................................        (.99)
                                                                                                                         -------
                         Net asset value, end of period ............................................................     $  8.85
                                                                                                                         =======
====================================================================================================================================
Total Investment         Based on net asset value per share ........................................................      (12.89%)@
Return:**                                                                                                                =======
====================================================================================================================================
Ratios to Average        Expenses*** ...............................................................................        2.17%*
Net Assets:                                                                                                              =======
                         Investment income--net ....................................................................         .96%*
                                                                                                                         =======
====================================================================================================================================
Supplemental             Net assets, end of period (in thousands) ..................................................     $    --@@
Data:                                                                                                                    =======
====================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Based on average shares outstanding.
++    Commencement of operations.
@     Aggregate total investment return.
@@    Amount is less than $1,000.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at March 31, 2003, was 100%. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"),


                                     12 & 13

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................              .25%              --
Class B ................................              .25%             .75%
Class C ................................              .25%             .75%
Class R ................................              .25%             .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended March 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  321               $4,719
Class I ..............................               $    4               $   50
--------------------------------------------------------------------------------

For the six months ended March 31, 2003, MLPF&S received contingent deferred sales charges of $70,759 and $770 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003 were $4,192,529 and $12,706,822, respectively.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $6,161,396 and $26,624,335 for the six months ended March 31, 2003 and for the year ended September 30, 2002, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended March 31, 2003+                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            93,266       $    956,072
Shares issued to shareholders in
reinvestment of distributions ............            15,790            161,528
Automatic conversion of shares ...........            27,549            267,967
                                                ------------       ------------
Total issued .............................           136,605          1,385,567
Shares redeemed ..........................           (82,091)          (791,939)
                                                ------------       ------------
Net increase .............................            54,514       $    593,628
                                                ============       ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended September 30, 2002+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            24,368       $    267,125
Shares issued to shareholders in
reinvestment of distributions ............            20,946            227,052
Automatic conversion of shares ...........           102,559          1,152,596
                                                ------------       ------------
Total issued .............................           147,873          1,646,773
Shares redeemed ..........................          (301,632)        (3,362,022)
                                                ------------       ------------
Net decrease .............................          (153,759)      $ (1,715,249)
                                                ============       ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended March 31, 2003                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            80,503       $    785,794
Shares issued to shareholders in
reinvestment of distributions ............            89,036            901,936
                                                ------------       ------------
Total issued .............................           169,539          1,687,730
Automatic conversion of shares ...........           (27,798)          (267,967)
Shares redeemed ..........................          (667,197)        (6,452,590)
                                                ------------       ------------
Net decrease .............................          (525,456)      $ (5,032,827)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended September 30, 2002                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           199,646       $  2,236,807
Shares issued to shareholders in
reinvestment of distributions ............           114,694          1,240,987
                                                ------------       ------------
Total issued .............................           314,340          3,477,794
Automatic conversion of shares ...........          (103,087)        (1,152,596)
Shares redeemed ..........................        (1,873,581)       (20,819,295)
                                                ------------       ------------
Net decrease .............................        (1,662,328)      $(18,494,097)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended March 31, 2003                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            80,497       $    835,014
Shares issued to shareholders in
reinvestment of distributions ............            27,775            281,361
                                                ------------       ------------
Total issued .............................           108,272          1,116,375
Shares redeemed ..........................          (192,674)        (1,830,396)
                                                ------------       ------------
Net decrease .............................           (84,402)      $   (714,021)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended September 30, 2002                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................           208,398       $  2,359,637
Shares issued to shareholders in
reinvestment of distributions ............            31,298            338,641
                                                ------------       ------------
Total issued .............................           239,696          2,698,278
Shares redeemed ..........................          (580,331)        (6,339,199)
                                                ------------       ------------
Net decrease .............................          (340,635)      $ (3,640,921)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended March 31, 2003+                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           136,803       $  1,346,609
Shares issued to shareholders in
reinvestment of distributions ............            24,511            251,243
                                                ------------       ------------
Total issued .............................           161,314          1,597,852
Shares redeemed ..........................          (271,533)        (2,606,128)
                                                ------------       ------------
Net decrease .............................          (110,219)      $ (1,008,276)
                                                ============       ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended September 30, 2002+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           373,564       $  4,242,680
Shares issued to shareholders in
reinvestment of distributions ............            39,461            427,357
                                                ------------       ------------
Total issued .............................           413,025          4,670,037
Shares redeemed ..........................          (668,014)        (7,444,105)
                                                ------------       ------------
Net decrease .............................          (254,989)      $ (2,774,068)
                                                ============       ============
-------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class R Shares for the Period                                          Dollar
January 3, 2003+ to March 31, 2003                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................                10       $        100
                                                ------------       ------------
Net increase .............................                10       $        100
                                                ============       ============
-------------------------------------------------------------------------------

+     Commencement of operations.


                                    14 & 15

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                     Global Financial Services Portfolio
                     ===============================================================================================================
                                                      Shares                                                              Percent of
NORTH AMERICA        Industry*                         Held                     Common Stock                      Value   Net Assets
====================================================================================================================================
Bermuda              Property & Casualty Insurance    91,600   ACE Limited                                    $ 2,651,820    5.2%
                                                      17,400   XL Capital Ltd. (Class A)                        1,231,572    2.4
                                                                                                              -----------   ----
                                                                                                                3,883,392    7.6
                     ---------------------------------------------------------------------------------------------------------------
                     Reinsurance                      63,800   RenaissanceRe Holdings Ltd.                      2,555,190    5.0
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Bermuda                   6,438,582   12.6
====================================================================================================================================
Canada               Banks                               600   Royal Bank of Canada                                23,307    0.1
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Canada                       23,307    0.1
====================================================================================================================================
United States        Application Software             14,300   Jack Henry & Associates, Inc.                      151,723    0.3
                     ---------------------------------------------------------------------------------------------------------------
                     Banks                            22,100   City National Corporation                          971,074    1.9
                                                       7,200   Golden West Financial Corporation                  517,896    1.0
                                                      22,400   SouthTrust Corporation                             570,528    1.1
                                                                                                              -----------   ----
                                                                                                                2,059,498    4.0
                     ---------------------------------------------------------------------------------------------------------------
                     Consumer Finance                199,800  +AmeriCredit Corp.                                  659,340    1.3
                                                     271,800   American Home Mortgage Holdings, Inc.            2,707,128    5.3
                                                     110,800   Capital One Financial Corporation                3,325,108    6.5
                                                      14,150   Doral Financial Corporation                        500,203    1.0
                                                     104,000   MBNA Corporation                                 1,565,200    3.1
                                                                                                              -----------   ----
                                                                                                                8,756,979   17.2
                     ---------------------------------------------------------------------------------------------------------------
                     Data Processing Services          1,600  +DST Systems, Inc.                                   43,520    0.1
                                                       1,700  +Fiserv, Inc.                                        53,482    0.1
                                                                                                              -----------   ----
                                                                                                                   97,002    0.2
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Commercial Services   5,100   Equifax Inc.                                       101,949    0.2
                                                         600   H&R Block, Inc.                                     25,614    0.0
                                                                                                              -----------   ----
                                                                                                                  127,563    0.2
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services   57,700  +Affiliated Managers Group, Inc.                  2,398,589    4.7
                                                       4,500   The Bear Stearns Companies Inc.                    295,200    0.6
                                                     157,465   Citigroup Inc.                                   5,424,669   10.6
                                                      38,400   Fannie Mae                                       2,509,440    4.9
                                                      22,000   Federated Investors, Inc. (Class B)                559,900    1.1
                                                      47,800   Freddie Mac                                      2,538,180    5.0
                                                         100   Jefferies Group, Inc.                                3,595    0.0
                                                         100   Lehman Brothers Holdings, Inc.                       5,775    0.0
                                                                                                              -----------   ----
                                                                                                               13,735,348   26.9
                     ---------------------------------------------------------------------------------------------------------------
                     Life & Health Insurance          12,600   Nationwide Financial Services, Inc. (Class A)      307,062    0.6
                     ---------------------------------------------------------------------------------------------------------------
                     Property & Casualty Insurance    64,400   MGIC Investment Corporation                      2,528,988    5.0
                                                      30,100   The PMI Group, Inc.                                769,055    1.5
                                                      21,800   Radian Group Inc.                                  727,684    1.4
                                                      19,700  +Triad Guaranty Inc.                                676,695    1.3
                                                                                                              -----------   ----
                                                                                                                4,702,422    9.2
                     ---------------------------------------------------------------------------------------------------------------
                     Reinsurance                         100   Reinsurance Group of America, Incorporated           2,628    0.0
                                                      19,300   Scottish Annuity & Life Holdings, Ltd.             336,206    0.7
                                                                                                              -----------   ----
                                                                                                                  338,834    0.7
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United States        30,276,431   59.3
====================================================================================================================================
                                                               Total Common Stocks in North America
                                                               (Cost--$38,333,793)                             36,738,320   72.0
====================================================================================================================================
WESTERN EUROPE
====================================================================================================================================
Denmark              Banks                            78,800   Danske Bank                                      1,314,182    2.5
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Denmark                   1,314,182    2.5
====================================================================================================================================
France               Life & Health Insurance          16,700   CNP Assurances                                     606,463    1.2
                     ---------------------------------------------------------------------------------------------------------------
                     Reinsurance                     407,696   Scor                                             1,570,419    3.1
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in France                    2,176,882    4.3
====================================================================================================================================
Germany              Diversified Financial Services  345,700   Marschollek, Lautenschlaeger und Partner AG      2,436,893    4.8
                     ---------------------------------------------------------------------------------------------------------------
                     Property & Casualty Insurance    83,600   Hannover Rueckversicherungs AG                   1,638,389    3.2
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Germany                   4,075,282    8.0
====================================================================================================================================
Ireland              Banks                            81,000   Allied Irish Banks PLC                           1,115,447    2.2
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Ireland                   1,115,447    2.2
====================================================================================================================================
Switzerland          Multi-Line Insurance                100   Zurich Financial Services AG                         8,509    0.0
                     ---------------------------------------------------------------------------------------------------------------
                     Reinsurance                       1,900   Swiss Re (Registered Shares)                        93,211    0.2
                     ---------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Switzerland                 101,720    0.2
====================================================================================================================================
United Kingdom       Banks                            41,400   Anglo Irish Bank Corporation PLC                   295,457    0.6
                                                      34,300   Barclays PLC                                       197,890    0.4
                                                     485,500   Lloyds TSB Group PLC                             2,471,047    4.8
                                                                                                              -----------   ----
                                                                                                                2,964,394    5.8
                     ---------------------------------------------------------------------------------------------------------------


                                     16 & 17

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                  Global Financial Services Portfolio (concluded)
                  ==================================================================================================================
WESTERN EUROPE                                 Shares                                                                     Percent of
(concluded)       Industry*                     Held                         Common Stock                         Value   Net Assets
====================================================================================================================================
United Kingdom    Life & Health Insurance    1,508,156      Legal & General Group PLC                         $ 1,656,788     3.3%
(concluded)                                    386,100      St. James's Place Capital PLC                         570,620     1.1
                                                                                                              -----------   -----
                                                                                                                2,227,408     4.4
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management        90,500      Canary Wharf Group PLC                                207,421     0.4
                  & Development
                                                            Total Common Stocks in the United Kingdom           5,399,223    10.6
====================================================================================================================================
                                                            Total Common Stocks in Western Europe
                                                            (Cost--$16,596,009)                                14,182,736    27.8
====================================================================================================================================

                                                                          Short-Term Securities
====================================================================================================================================
                                             2,961,660      Merrill Lynch Premier Institutional Fund (a)(b)     2,961,660     5.8
====================================================================================================================================

                                              Beneficial
                                               Interest
====================================================================================================================================
                                            $4,442,490      Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series (a)(b)                                       4,442,490     8.7
                                                                                                              -----------   -----
                                                            Total Short-Term Securities (Cost--$7,404,150)      7,404,150    14.5
====================================================================================================================================

====================================================================================================================================
                  Total Investments (Cost--$62,333,952)                                                        58,325,206   114.3

                  Liabilities in Excess of Other Assets                                                        (7,306,198)  (14.3)
                                                                                                              -----------   -----
                  Net Assets                                                                                  $51,019,008   100.0%
                                                                                                              ===========   =====
====================================================================================================================================

+     Non-income producing security.
* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Security was purchased with the cash proceeds from securities loans.
(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                       Net     Dividend/Interest
      Affiliate                                     Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money
        Market Series                              $4,442,490      $11,348
      Merrill Lynch Premier Institutional Fund      2,961,660       11,213
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

GLOBAL
FINANCIAL SERVICES
PORTFOLIO                As of March 31, 2003
====================================================================================================================================
Assets:                  Investments, at value (including securities loaned of $6,897,921)
                         (identified cost--$62,333,952) ..............................................                 $ 58,325,206
                         Foreign cash (cost--$78,449) ................................................                       64,686
                         Receivables:
                           Dividends .................................................................    $ 386,449
                           Securities sold ...........................................................      209,976
                           Contributions .............................................................        9,222
                           Securities lending--net ...................................................        7,253
                           Interest ..................................................................           19         612,919
                                                                                                          ---------
                         Prepaid expenses and other assets ...........................................                        4,021
                                                                                                                       ------------
                         Total assets ................................................................                   59,006,832
                                                                                                                       ------------
====================================================================================================================================
Liabilities:             Collateral on securities loaned, at value ...................................                    7,404,150
                         Payables:
                           Custodian bank ............................................................      241,002
                           Securities purchased ......................................................      234,187
                           Withdrawals ...............................................................       91,973
                           Investment adviser ........................................................       17,507         584,669
                                                                                                          ---------
                         Accrued expenses ............................................................                            5
                                                                                                                       ------------
                         Total liabilities ...........................................................                    7,988,824
                                                                                                                       ------------
====================================================================================================================================
Net Assets:              Net assets ..................................................................                 $ 51,018,008
                                                                                                                       ============
====================================================================================================================================
Net Assets               Investors' capital ..........................................................                 $ 55,024,184
Consist of:              Unrealized depreciation on investments and foreign currency transactions--net                   (4,006,176)
                                                                                                                       ------------
                         Net assets ..................................................................                 $ 51,018,008
                                                                                                                       ============
====================================================================================================================================

      See Notes to Financial Statements.


                                     18 & 19

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

STATEMENT OF OPERATIONS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO                For the Six Months Ended March 31, 2003
=======================================================================================================================
Investment               Dividends (net of $30,984 foreign withholding tax) ..........                     $    599,097
Income:                  Interest ....................................................                            1,063
                         Securities lending--net .....................................                           22,561
                                                                                                           ------------
                         Total income ................................................                          622,721
                                                                                                           ------------
=======================================================================================================================
Expenses:                Investment advisory fees ....................................    $    119,491
                         Accounting services .........................................          39,000
                         Custodian fees ..............................................          28,551
                         Trustees' fees and expenses .................................          23,875
                         Professional fees ...........................................          15,170
                         Printing and shareholder reports ............................           6,512
                         Pricing fees ................................................             944
                         Other .......................................................           3,877
                                                                                          ------------
                         Total expenses ..............................................                          237,420
                                                                                                           ------------
                         Investment income--net ......................................                          385,301
                                                                                                           ------------
=======================================================================================================================
Realized &               Realized loss on:
Unrealized Gain (Loss)     Investments--net ..........................................      (2,754,075)
On Investments &           Foreign currency transactions--net ........................         (35,004)      (2,789,079)
Foreign Currency                                                                          ------------
Transactions--Net:       Change in unrealized appreciation/depreciation on:
                           Investments--net ..........................................       1,579,983
                           Foreign currency transactions--net ........................          15,081        1,595,064
                                                                                          ------------     ------------
                         Total realized and unrealized loss on investments and foreign
                         currency transactions--net ..................................                       (1,194,015)
                                                                                                           ------------
                         Net Decrease in Net Assets Resulting from Operations ........                     $   (808,714)
                                                                                                           ============
=======================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL                                                                                     For the Six       For the
FINANCIAL SERVICES                                                                        Months Ended      Year Ended
PORTFOLIO                Increase (Decrease) in Net Assets:                              March 31, 2003   Sept. 30, 2002
========================================================================================================================
Operations:              Investment income--net ......................................    $    385,301     $  1,092,405
                         Realized gain (loss) on investments and foreign currency
                         transactions--net ...........................................      (2,789,079)       4,257,378
                         Change in unrealized appreciation/depreciation on investments
                         and foreign currency transactions--net ......................       1,595,064       (9,837,563)
                                                                                          ------------     ------------
                         Net decrease in net assets resulting from operations ........        (808,714)      (4,487,780)
                                                                                          ------------     ------------
========================================================================================================================
Capital                  Proceeds from contributions .................................       4,191,529          339,516
Transactions:            Fair value of withdrawals ...................................     (12,706,822)     (31,013,374)
                                                                                          ------------     ------------
                         Net decrease in net assets derived from capital transactions       (8,515,293)     (30,673,858)
                                                                                          ------------     ------------
========================================================================================================================
Net Assets:              Total decrease in net assets ................................      (9,324,007)     (35,161,638)
                         Beginning of period .........................................      60,342,015       95,503,653
                                                                                          ------------     ------------
                         End of period ...............................................    $ 51,018,008     $ 60,342,015
                                                                                          ============     ============
========================================================================================================================

      See Notes to Financial Statements.


                                    20 & 21

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

FINANCIAL HIGHLIGHTS

                                                                                                                         For the
                                                                                For the Six     For the Year Ended       Period
GLOBAL                                                                         Months Ended        September 30,      Nov. 26, 1999+
FINANCIAL SERVICES     The following ratios have been derived                    March 31,    ---------------------    to Sept. 30,
PORTFOLIO              from information provided in the financial statements.       2003         2002         2001        2000
==================================================================================================================================
Total Investment                                                                    (1.65%)      (8.61%)         --           --
Return:**                                                                        ========     ========     ========     ========
==================================================================================================================================
Ratios to Average      Expenses ............................................          .79%*        .67%         .63%         .71%*
Net Assets:                                                                      ========     ========     ========     ========
                       Investment income--net ..............................         1.29%*       1.26%        1.34%        1.36%*
                                                                                 ========     ========     ========     ========
==================================================================================================================================
Supplemental           Net assets, end of period (in thousands) ............     $ 51,018     $ 60,342     $ 95,504     $ 97,490
Data:                                                                            ========     ========     ========     ========
                       Portfolio turnover ..................................        63.06%      144.60%      111.71%       68.73%
                                                                                 ========     ========     ========     ========
==================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such security trades) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                                    22 & 23

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

o Options -- The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is classified as a "pass through" entity for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of March 31, 2003, the Portfolio lent securities with a value of $986,881 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended March 31, 2003, MLIM, LLC received $9,514 in securities lending agent fees.

In addition, MLPF&S received $16,089 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended March 31, 2003.

For the six months ended March 31, 2003, the Portfolio reimbursed FAM $619 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2003 were $37,413,595 and $45,632,928, respectively.

Net realized losses for the six months ended March 31, 2003 and net unrealized gains (losses) as of March 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                   Losses         Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................        $(2,754,075)       $(4,008,746)
Foreign currency transactions ..........            (35,004)             2,570
                                                -----------        -----------
Total ..................................        $(2,789,079)       $(4,006,176)
                                                ===========        ===========
--------------------------------------------------------------------------------

As of March 31, 2003, net unrealized depreciation for Federal income tax purposes aggregated $5,216,654, of which


                                    24 & 25

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

$1,151,355 related to appreciated securities and $6,368,009 related to depreciated securities. At March 31, 2003, the aggregate cost of investments for Federal income tax purposes was $63,541,860.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended March 31, 2003.

5. Commitments:

At March 31, 2003, the Portfolio had entered into a foreign exchange contract under which it had agreed to purchase foreign currency with an approximate value of $52,000.

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
Ronald W. Forbes, Director/Trustee
Cynthia A. Montgomery, Director/Trustee
Charles C. Reilly, Director/Trustee
Kevin A. Ryan, Director/Trustee
Roscoe S. Suddarth, Director/Trustee
Richard R. West, Director/Trustee
Edward D. Zinbarg, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Walid Kassem, Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                    26 & 27

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper            #MLGFSF--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Financial Services Fund, Inc.


By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Global Financial Services Fund, Inc.

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Global Financial Services Fund, Inc.

Date: May 21, 2003


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Global Financial Services Fund, Inc.

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.